Nature of Operations	12 Months Ended
Dec. 31, 2013
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. ("Camtek"), an Israeli corporation, is a majority owned (55.65%) subsidiary of Priortech Ltd. ("Parent"), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek designs, develops, manufactures and markets automatic optical inspection systems ("AOI systems") and related products. Camtek's AOI systems are used for yield enhancement for various applications in the electronic supply chain industry. The main applications along this supply chain are the production of microelectronics, printed circuit boards (PCB) and electronic packaging.

All of Camtek's activities are conducted in one reportable business segment.

B.
In December 2013, Camtek decided not to continue with the development of future models of its Xact product line which had been acquired as part of the SELA acquisition. Camtek intends to sell existing inventory of other Sela products and will continue to support the Sela customer base. Accordingly, Camtek wrote off excess inventories, fixed assets, related intangible assets, goodwill and adjusted its liabilities in respect to the SELA acquisition.

The impact of this decision on the consolidated statement of income was as follows:

		Year ended
		December 31,
		2013
		U.S. Dollars in
Account	Nature of impact	millions

Cost of Revenues	Inventory write-off	3.1
Reorganization and impairment	Impairment charge with respect of technology, customer relationships and goodwill	1.7
Reorganization and impairment	Revaluation of liabilities in respect of SELA acquisition	(5.1)
Relevant areas in consolidated statement of income	Other (mainly due to disposal of fixed assets)	0.8
		0.5